Financial Risk and Fair Value Disclosures - Reconciliation for Fair Value Measurement in Level 3 Fair Value Hierarchy (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning balance	$ 366,261,693
Ending balance	366,454,101	$ 13,050,360	$ 366,261,693
Level 3 [member] | Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning balance	8,275,715		7,899,007
Recognized in profit (loss)	829,446		(7,131)
Acquisition	1,485,962		812,404
Disposal	(909,376)		(329,846)
Return of capital	(1,903)		(14,954)
Transfer to Level 3			49,706
Transfer out of Level 3	(428,188)		(53,300)
Exchange effect	(200,829)		(80,171)
Ending balance	9,050,827		8,275,715
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Common stocks [member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning balance	2,880,688		3,077,691
Recognized in profit (loss)	589,664		(272,299)
Acquisition	547,932		159,476
Disposal	(308,041)		(1,475)
Return of capital	(1,903)		(14,954)
Transfer out of Level 3	(428,188)		(53,300)
Exchange effect	(38,674)		(14,451)
Ending balance	3,241,478		2,880,688
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Preferred stocks [member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning balance	3,279,294		2,971,528
Recognized in profit (loss)	180,523		273,047
Acquisition	294,251		396,890
Disposal	(374,112)		(328,371)
Exchange effect	(100,953)		(33,800)
Ending balance	3,279,003		3,279,294
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Funds [member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning balance	2,011,025		1,849,788
Recognized in profit (loss)	19,611		(14,024)
Acquisition	340,323		204,082
Exchange effect	(56,943)		(28,821)
Ending balance	2,314,016		2,011,025
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Convertible bonds [member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning balance	104,708
Recognized in profit (loss)	39,648		6,145
Acquisition	303,456		51,956
Disposal	(227,223)
Transfer to Level 3			49,706
Exchange effect	(4,259)		(3,099)
Ending balance	216,330		104,708
Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning balance	1,305,924		3,419,200
Recognized in other comprehensive income (loss)	161,848		190,712
Disposal			(2,303,988)
Ending balance	1,467,772		1,305,924
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Common stocks [member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning balance	1,130,430		3,235,174
Recognized in other comprehensive income (loss)	167,197		199,244
Disposal			(2,303,988)
Ending balance	1,297,627		1,130,430
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Preferred stocks [member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning balance	175,494		184,026
Recognized in other comprehensive income (loss)	(5,349)		(8,532)
Ending balance	$ 170,145		$ 175,494